Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Variable Insurance Products Fund V
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Init Serv Serv 2 | Freedom 2040 Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vipf_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
Freedom Portfolios
April 30, 2013
Prospectus

The following information replaces similar information for VIP Freedom Income PortfolioSM found in the "Fund Summary" section on page 3 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.46%	0.46%	0.46%
Total annual operating expensesB	0.46%	0.56%	0.71%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 47	$ 57	$ 73
3 years	$ 148	$ 179	$ 227
5 years	$ 258	$ 313	$ 395
10 years	$ 579	$ 701	$ 883

Principal Investment Strategies
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to a stable target asset allocation of approximately:

Domestic Equity Funds	17%
International Equity Funds	7%
Bond Funds	46%
Short-Term Funds	30%

The following information replaces similar information for VIP Freedom 2005 PortfolioSM found in the "Fund Summary" section on page 6 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.51%	0.51%	0.51%
Total annual operating expensesB	0.51%	0.61%	0.76%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 52	$ 62	$ 78
3 years	$ 164	$ 195	$ 243
5 years	$ 285	$ 340	$ 422
10 years	$ 640	$ 762	$ 942

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005).

The following information replaces similar information for VIP Freedom 2010 PortfolioSM found in the "Fund Summary" section on page 10 under each of the headings indicated below.

Fee Table

Fees (fees paid directly from your investment)	Not Applicable

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.55%	0.55%	0.55%
Total annual operating expensesB	0.55%	0.65%	0.80%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 56	$ 66	$ 82
3 years	$ 176	$ 208	$ 255
5 years	$ 307	$ 362	$ 444
10 years	$ 689	$ 810	$ 990

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2010).

The following information replaces similar information for VIP Freedom 2015 PortfolioSM found in the "Fund Summary" section on page 14 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.58%	0.58%	0.58%
Total annual operating expensesB	0.58%	0.68%	0.83%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 59	$ 69	$ 85
3 years	$ 186	$ 218	$ 265
5 years	$ 324	$ 379	$ 460
10 years	$ 726	$ 847	$ 1,025

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2015).

The following information replaces similar information for VIP Freedom 2020 PortfolioSM found in the "Fund Summary" section on page 18 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.60%	0.60%	0.60%
Total annual operating expensesB	0.60%	0.70%	0.85%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 61	$ 72	$ 87
3 years	$ 192	$ 224	$ 271
5 years	$ 335	$ 390	$ 471
10 years	$ 750	$ 871	$ 1,049

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

The following information replaces similar information for VIP Freedom 2025 PortfolioSM found in the "Fund Summary" section on page 22 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.64%	0.64%	0.64%
Total annual operating expensesB	0.64%	0.74%	0.89%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 65	$ 76	$ 91
3 years	$ 205	$ 237	$ 284
5 years	$ 357	$ 411	$ 493
10 years	$ 798	$ 918	$ 1,096

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2025).

The following information replaces similar information for VIP Freedom 2030 PortfolioSM found in the "Fund Summary" section on page 25 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.68%	0.68%	0.68%
Total annual operating expensesB	0.68%	0.78%	0.93%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 69	$ 80	$ 95
3 years	$ 218	$ 249	$ 296
5 years	$ 379	$ 433	$ 515
10 years	$ 847	$ 966	$ 1,143

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030).

The following information replaces similar information for VIP Freedom 2035 PortfolioSM found in the "Fund Summary" section on page 29 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2035).

The following information replaces similar information for VIP Freedom 2040 PortfolioSM found in the "Fund Summary" section on page 33 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2040).

The following information replaces similar information for VIP Freedom 2045 PortfolioSM found in the "Fund Summary" section on page 36 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2045).

The following information replaces similar information for VIP Freedom 2050 PortfolioSM found in the "Fund Summary" section on page 39 under each of the headings indicated below.

Fee Table

Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Initial Class	Service Class	Service Class 2
Management fee	None	None	None
Distribution and/or Service (12b-1) fees	None	0.10%	0.25%
Other expenses	0.00%	0.00%	0.00%
Acquired fund fees and expensesA	0.70%	0.70%	0.70%
Total annual operating expensesB	0.70%	0.80%	0.95%

A Adjusted to reflect current fees.

B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

	Initial Class	Service Class	Service Class 2
1 year	$ 72	$ 82	$ 97
3 years	$ 224	$ 255	$ 303
5 years	$ 390	$ 444	$ 525
10 years	$ 871	$ 990	$ 1,166

Principal Investment Strategies
  Strategic Advisers may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.
  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2050).